OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 30, 2018
Comprehensive Income Disclosure
Other Comprehensive Income (Loss), Foreign Currency Transaction Gain (Loss) Arising during Period, Net of Tax			$ 42
AOCI attributable to the shareowners of The Coca-Cola Company
Accumulated other comprehensive income (loss)	$ (12,814)	$ (10,305)
CONSOLIDATED NET INCOME	6,476	1,283	6,550
TOTAL COMPREHENSIVE INCOME (LOSS)	4,429	2,221	5,506
Foreign currency translation adjustments:
Translation adjustment arising during the year	(1,728)	(1,350)	(1,103)
Reclassification adjustments recognized in net income	398	23	368
Adjustment for Long-term Intercompany Transactions, Gross of Tax	(1,296)	3,332
Unrealized gains (losses) on net investment hedges arising during the year			67
Derivatives:
Reclassification adjustments recognized in net income	(68)
Available-for-sale securities:
Reclassification adjustments recognized in net income	5
Pension and other benefit liabilities:
Other Comprehensive Income (Loss), Foreign Currency Transactions Gain (Loss) Arising During Period, Tax			(25)
Foreign currency translation adjustments:
Translation adjustment arising during the year	59	(242)	51
Reclassification adjustments recognized in the period	0	(6)	(18)
Adjustment for Long-term Intercompany Transactions, Tax Expense (Benefit)	0	0
Derivatives:
Reclassification adjustments recognized in net income	18
Availiable-for-sale securities:
Reclassification adjustments recognized in net income	0
Pension and other benefits liabilities:
OtherComprehensiveIncomeAmortizationOfDefinedBenefitPlanNetPriorServiceCostRecognizedInNetPeriodicPensionCostAndActuarilaLossorGainTax	(88)
Foreign currency translation adjustments:
Translation adjustment arising during the year	(1,669)	(1,592)	(1,052)
Reclassification adjustments recognized in net income	398	17	350
Adjustment for Long-term Intercompany Transactions, Net of Tax	(1,296)	3,332
Net foreign currency translation adjustment	(2,035)	861	(626)
Derivatives:
Reclassification adjustments recognized in net income	(50)
Net gain (loss) on derivatives	(7)	(433)	(382)
Available-for-sale securities:
Reclassification adjustments recognized in net income	5
Net unrealized gains (losses) on available-for-sale securities	(34)	188	17
Pension and other benefits liabilities:
Other Comprehensive Income Reclassification Of Defined Benefit Plans Net Gain Loss and Actuarial Changes Recognized In Net Periodic Benefit Cost Net Of Tax	253
Net change in pension and other benefit liabilities	29	322	(53)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax	341
TOTAL EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY
Comprehensive Income Disclosure
Other Comprehensive Income (Loss), Foreign Currency Transaction Gain (Loss) Arising during Period, Net of Tax	479	(934)
AOCI attributable to the shareowners of The Coca-Cola Company
Foreign currency translation adjustment	(11,045)	(8,957)
Accumulated derivative net gains (losses)	(126)	(119)
Unrealized net gains (losses) on available-for-sale securities	50	493
Adjustments to pension and other benefit liabilities	(1,693)	(1,722)
Accumulated other comprehensive income (loss)	(12,814)	(10,305)
CONSOLIDATED NET INCOME	6,434
TOTAL COMPREHENSIVE INCOME (LOSS)	4,334
Foreign currency translation adjustments:
Reclassification adjustments recognized in net income			77
Unrealized gains (losses) on net investment hedges arising during the year	639	(1,512)
Net foreign currency translation adjustment	(1,987)	493	(591)
Derivatives:
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	59	(184)	(43)
Reclassification adjustments recognized in net income	(68)	(506)	(563)
Net gain (loss) on derivatives	(9)	(690)	(606)
Available-for-sale securities:
Unrealized gains (losses) arising during the year	(50)	405	124
Reclassification adjustments recognized in net income	5	(123)	(105)
Net change in unrealized gain (loss) in available-for-sale securities	(45)	282	19
Pension and other benefit liabilities:
Other Comprehensive (Income) Loss, Defined Benefit Plan, before Reclassification Adjustment and Tax	(299)	120	(374)
Net change in pension and other benefits liabilities	42	445	(32)
Other comprehensive income (loss) attributable to The Coca-Cola Company	(1,999)	530	(1,210)
Other Comprehensive Income (Loss), Foreign Currency Transactions Gain (Loss) Arising During Period, Tax	(160)	578
Foreign currency translation adjustments:
Reclassification adjustments recognized in the period			(30)
Net foreign currency translation adjustment	(101)	330	(22)
Derivatives:
Unrealized gains (losses) arising during the year	(16)	65	11
Reclassification adjustments recognized in net income	18	192	213
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	2	257	224
Availiable-for-sale securities:
Unrealized gains (losses) arising during the year	11	(136)	(28)
Reclassification adjustments recognized in net income	0	42	26
Net change in unrealized gain (loss) on availiable-for-sale securities	11	(94)	(2)
Pension and other benefits liabilities:
Net pension and other benefits arising during the year	75	(7)	99
Net change in pension and other benefit liabilities	(13)	(123)	(21)
Other comprehensive income (loss) attributable to The Coca-Cola Company	(101)	370	179
Other Comprehensive Income (Loss), Securities, Available-for-Sale, Unrealized Holding Gain (Loss) Arising During Period, after Tax	(39)	269	96
Foreign currency translation adjustments:
Reclassification adjustments recognized in net income			47
Net foreign currency translation adjustment	(2,088)	823	(613)
Derivatives:
Unrealized gains (losses) arising during the year	43	(119)	(32)
Reclassification adjustments recognized in net income	(50)	(314)	(350)
Net gain (loss) on derivatives	(7)	(433)	(382)
Available-for-sale securities:
Reclassification adjustments recognized in net income	5	(81)	(79)
Net unrealized gains (losses) on available-for-sale securities	(34)	188	17
Pension and other benefits liabilities:
Net pension and other benefits arising during the year	(224)	113	(275)
Net change in pension and other benefit liabilities	29	322	(53)
Other comprehensive income (loss) attributable to The Coca-Cola Company	(2,100)	900	(1,031)
Recognized net actuarial loss (gain)	(341)	(325)	(342)
OtherComprehensiveIncomeAmortizationOfDefinedBenefitPlanNetPriorServiceCostRecognizedInNetPeriodicPensionCostAndActuarilaLossorGainTax	(88)	(116)	(120)
Other Comprehensive Income Reclassification Of Defined Benefit Plans Net Gain Loss and Actuarial Changes Recognized In Net Periodic Benefit Cost Net Of Tax	253	209	222
Noncontrolling Interest [Member]
AOCI attributable to the shareowners of The Coca-Cola Company
CONSOLIDATED NET INCOME	42
TOTAL COMPREHENSIVE INCOME (LOSS)	95
Foreign currency translation adjustments:
Net foreign currency translation adjustment	53	38	(13)
Derivatives:
Net gain (loss) on derivatives	0
Available-for-sale securities:
Net unrealized gains (losses) on available-for-sale securities	0
Pension and other benefits liabilities:
Net change in pension and other benefit liabilities	0
Net operating revenues | Foreign currency contracts
Derivatives:
Reclassification adjustments recognized in net income	(137)
Other income (loss) - net
Pension and other benefits liabilities:
Recognized net actuarial loss (gain)	131
Recognized prior service cost (credit)	(17)
Other income (loss) - net | Divestitures, deconsolidations and other [Member]
Foreign currency translation adjustments:
Reclassification adjustments recognized in net income	398
Derivatives:
Reclassification adjustments recognized in net income	3
Pension and other benefits liabilities:
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax	(14)
Other income (loss) - net | Foreign currency and commodities contracts [Member]
Derivatives:
Reclassification adjustments recognized in net income	9
Other income (loss) - net | Available-for-Sale Securities
Available-for-sale securities:
Reclassification adjustments recognized in net income	5
Other income (loss) - net | Curtailment charges (credits) [Member]
Pension and other benefits liabilities:
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax	1
Other income (loss) - net | Settlement charges (credits) [Member]
Pension and other benefits liabilities:
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax	240
Interest expense | Divestitures, deconsolidations and other [Member]
Derivatives:
Reclassification adjustments recognized in net income	57
Net Investment Hedges
Foreign currency translation adjustments:
Reclassification adjustments recognized in net income	398
Derivatives:
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	639	$ (1,512)	$ 67
Foreign currency translation adjustments:
Reclassification adjustments recognized in the period	0
Foreign currency translation adjustments:
Reclassification adjustments recognized in net income	$ 398
Accounting Standards Update 2016-01 [Member]
Comprehensive Income Disclosure
Cumulative Effect of New Accounting Principle in Period of Adoption				$ (409)